Inventories, Net - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of inventories [abstract]
Cost of inventories sold and recognized as cost of sales	$ 261,669	R$ 1,014,856	R$ 1,126,781	R$ 1,040,803
Impairment losses on inventories	16,565	64,187	R$ 4,904	R$ 949
Additional allowances for net realizable value		44,367
Inventories writedown		14,914
Reduction in inventories	$ 6,378	R$ 24,713